Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 928	$ 864	$ 454
Change in net unrealized gain on securities available for sale:
Net unrealized gain (loss)	470	(43)	300
Reclassification of impairment charges included in earnings	32	31	36
Other reclassifications included in earnings	(38)	1	1
Other	1	(1)	(1)
Other comprehensive income (loss), before tax	465	(12)	336
Income tax effect	175	(4)	129
Other comprehensive income (loss), net of tax	290	(8)	207
Comprehensive Income	$ 1,218	$ 856	$ 661